Intangible Assets and Goodwill 3 (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Gross			$ 2,284,603				$ 2,284,603		$ 2,277,238
Goodwill, Impairment Loss	101,415		18,315
Goodwill [Roll Forward]
Goodwill, Impaired, Accumulated Impairment Loss			(148,465)				(148,465)		(130,150)
Other	(299,852)	[1]	7,365	[1]
Goodwill, ending period	1,734,871		2,136,138		1,734,871		2,136,138		2,147,088
Discontinued Operations [Member]
Goodwill [Line Items]
Goodwill, Gross			562,879				562,879		561,703
Goodwill, Impairment Loss	101,415		18,315		(101,000)		(18,000)		(130,000)
Goodwill [Roll Forward]
Goodwill, beginning period					414,414		431,553
Goodwill, Impaired, Accumulated Impairment Loss			(148,465)				(148,465)		(130,150)
Other	(303,646)	[1]	1,176	[1]
Goodwill, ending period	9,353		414,414		9,353		414,414		431,553
Continuing Operations [Member]
Goodwill [Line Items]
Goodwill, Gross			1,721,724				1,721,724		1,715,535
Goodwill, Impairment Loss	0		0						0
Goodwill [Roll Forward]
Goodwill, Impaired, Accumulated Impairment Loss			0				0
Other	3,794	[1]	6,189	[1]
Goodwill, ending period	1,725,518		1,721,724		1,725,518		1,721,724		1,715,535
North America Mailing
Goodwill [Line Items]
Goodwill, Gross			322,610				322,610		319,633
Goodwill, Impairment Loss	0		0						0
Goodwill [Roll Forward]
Goodwill, Impaired, Accumulated Impairment Loss			0				0
Other	4,054	[1]	2,977	[1]
Goodwill, ending period	326,664		322,610		326,664		322,610		319,633
International Mailing
Goodwill [Line Items]
Goodwill, Gross			182,746				182,746		187,904
Goodwill, Impairment Loss	0		0						0
Goodwill [Roll Forward]
Goodwill, Impaired, Accumulated Impairment Loss			0				0
Other	(485)	[1]	(5,158)	[1]
Goodwill, ending period	182,261		182,746		182,261		182,746		187,904
Small & Medium Business Solutions
Goodwill [Line Items]
Goodwill, Gross			505,356				505,356		507,537
Goodwill, Impairment Loss	0		0						0
Goodwill [Roll Forward]
Goodwill, Impaired, Accumulated Impairment Loss			0				0
Other	3,569	[1]	(2,181)	[1]
Goodwill, ending period	508,925		505,356		508,925		505,356		507,537
Production Mail
Goodwill [Line Items]
Goodwill, Gross			120,881				120,881		117,351
Goodwill, Impairment Loss	0		0						0
Goodwill [Roll Forward]
Goodwill, Impaired, Accumulated Impairment Loss			0				0
Other	(2,821)	[1]	3,530	[1]
Goodwill, ending period	118,060		120,881		118,060		120,881		117,351
Presort Services
Goodwill [Line Items]
Goodwill, Gross			195,140	[2]			195,140	[2]	195,140	[2]
Goodwill, Impairment Loss	0	[2]	0	[2]					0	[2]
Goodwill [Roll Forward]
Goodwill, Impaired, Accumulated Impairment Loss			0	[2]			0	[2]
Other	0	[1],[2]	0	[1],[2]
Goodwill, ending period	195,140	[2]	195,140	[2]	195,140	[2]	195,140	[2]	195,140	[2]
Enterprise Business Solutions
Goodwill [Line Items]
Goodwill, Gross			316,021				316,021		312,491
Goodwill, Impairment Loss	0		0						0
Goodwill [Roll Forward]
Goodwill, Impaired, Accumulated Impairment Loss			0				0
Other	(2,821)	[1]	3,530
Goodwill, ending period	313,200		316,021		313,200		316,021		312,491
Digital Commerce Solutions [Member]
Goodwill [Line Items]
Goodwill, Gross			900,347				900,347		895,507
Goodwill, Impairment Loss	0		0						0	[2]
Goodwill [Roll Forward]
Goodwill, Impaired, Accumulated Impairment Loss			0				0
Other	3,046	[1]	4,840	[1]
Goodwill, ending period	$ 903,393		$ 900,347		$ 903,393		$ 900,347		$ 895,507

[1]	Primarily represents foreign currency translation adjustments for the period.
[2]	(1)Primarily represents foreign currency translation adjustments for the period. For discontinued operations in 2013, the adjustment primarily represents the write-off of remaining goodwill upon the sale of the Management Services business.